Short-term investments (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Short-term investments [Abstract]
Aggregate fair value	$ 1,566,910
Cost	1,656,966
Unrealized loss	(90,056)
Net realized gain on short-term investments	496,839	0
Unrealized loss on short-term investments	$ (90,056)	$ 0